Borrowings - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Nov. 22, 2022	Mar. 31, 2023	Dec. 31, 2022	Jan. 03, 2023	Nov. 30, 2022	Nov. 04, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Draw down of term loan		$ 10,283	$ 8,288					$ 37
Cash, cash equivalents, and restricted cash		2,334	1,451				$ 506	561	$ 1,012	$ 869
Unused letters of credit and bank guarantees and bonds		675	657					808
General Electric Company [Member]
Debt Instrument [Line Items]
Cash	$ 4,221
Debt Securities Payable [Member]
Debt Instrument [Line Items]
Residual value of guarantees on equipment sold		44	43					63
Liability related to guarantees		4	$ 4					$ 5
Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 8,250	8,250
Debt instrument Maturity date	the Company issued $8,250 million aggregate principal amount of senior unsecured notes in six series with maturity dates ranging from 2024 through 2052 (collectively, the “Notes”).		The Company’s long-term borrowings include $8,250 million aggregate principal amount of senior unsecured notes in six series with maturity dates ranging from 2024 through 2052 (collectively, the “Notes”).
Date of first interest payment	Mar. 31, 2023
Frequency of periodic payment	semi-annually
Percentage of aggregate principal amount of the notes repurchased	101.00%
Debt issuance costs	$ 37
Payments of debt issuance costs			$ 0
Maturity of debt			9 years
Average interest expense rate			5.97%
Interest expense for borrowing			$ 54
Accrued Interest expense for borrowing			52
Amortization of debt issuance costs			1
Senior Unsecured Debt [Member] | General Electric Company [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 4,000				$ 8,250
Five Year Senior Unsecured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		2,500				$ 2,500
Three Hundred And Sixty Four Day Senior Unsecured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		1,000				1,000
Three Year Senior Unsecured Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		2,000				$ 2,000
Senior Unsecured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amounts under the Credit Facilities		$ 0	$ 0
Senior Unsecured Revolving Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 10,250
Senior Unsecured Revolving Credit Facility [Member] | Subsequent Event [Member] | General Electric Company [Member]
Debt Instrument [Line Items]
Draw down of term loan				2,000
Cash, cash equivalents, and restricted cash				$ 1,800
Credit Facilities [Member]
Debt Instrument [Line Items]
Average interest rate		5.94%
Repayments of debt		$ 0